Rule 497(e)
File Nos. 333-145655; 811-10559

TALCOTT RESOLUTION LIFE INSURANCE COMPANY

SEPARATE ACCOUNT ELEVEN

HV-3739 – Group Variable Annuity Contracts (Rescission)

Supplement dated November 6, 2026 to Prospectus dated May 1, 2026

Effective October 5, 2026, the Putnam VT Sustainable Leaders Fund is renamed Putnam VT Focused U.S. Research Fund and its current expense is changed to 0.88%.

Accordingly, the name of the fund and its current expense are hereby updated in the table of funds in the "Appendix A - General Account Options and Underlying Funds" section of the above-referenced product Prospectus.

PLEASE RETAIN THIS SUPPLEMENT WITH YOUR PROSPECTUS
2026-PROSUPP-68